PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 96.7% of Net Assets
	Belgium – 1.7%
229,616	KBC Group NV(a)	$16,707,187

	Denmark – 11.3%
80,548	Chr. Hansen Holding A/S(a)	7,316,547
48,255	Coloplast A/S, Series B	7,254,993
288,808	Novo Nordisk A/S, Class B	19,460,925
240,621	Orsted A/S, 144A	38,851,958
171,232	Vestas Wind Systems A/S	35,322,888

		108,207,311

	France – 4.3%
141,778	Danone S.A.	9,704,427
87,769	EssilorLuxottica S.A.	14,298,176
72,642	Orpea S.A.(a)	8,411,823
264,852	Valeo S.A.	8,985,719

		41,400,145

	Germany – 5.1%
47,722	Allianz SE, (Registered)	12,138,334
50,240	SAP SE	6,162,268
251,018	Symrise AG	30,456,393

		48,756,995

	Hong Kong – 2.3%
1,767,822	AIA Group Ltd.	21,632,424

	Japan – 5.7%
804,500	Sekisui House Ltd.	17,304,894
589,017	Takeda Pharmaceutical Co. Ltd.	21,470,931
423,400	Terumo Corp.	15,322,128

		54,097,953

	Netherlands – 3.9%
9,620	Adyen NV, 144A(a)	21,466,107
25,198	ASML Holding NV	15,460,717

		36,926,824

	Switzerland – 1.2%
17,939	Geberit AG, (Registered)	11,417,191

	Taiwan – 3.1%
248,909	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	29,440,957

	United Kingdom – 5.4%
4,612,483	Legal & General Group PLC	17,709,702
1,107,243	Prudential PLC	23,587,064
183,708	Unilever PLC	10,250,368

		51,547,134

Shares	Description	Value (†)
Common Stocks – continued
	United States – 52.7%
55,596	Adobe, Inc.(a)	$26,428,671
11,510	Alphabet, Inc., Class A(a)	23,739,605
85,722	American Water Works Co., Inc.	12,851,442
167,536	Aptiv PLC(a)	23,103,214
116,857	Ball Corp.	9,902,462
31,195	Bright Horizons Family Solutions, Inc.(a)	5,348,383
135,759	Danaher Corp.	30,556,636
263,244	Eaton Corp. PLC	36,401,380
646,619	eBay, Inc.	39,598,948
170,274	Ecolab, Inc.	36,450,555
76,085	Eli Lilly & Co.	14,214,200
40,144	Estee Lauder Cos., Inc. (The), Class A	11,675,882
12,460	Intuitive Surgical, Inc.(a)	9,207,192
108,628	MasterCard, Inc., Class A	38,676,999
180,239	Microsoft Corp.	42,494,949
187,966	NextEra Energy, Inc.	14,212,109
18,678	NVIDIA Corp.	9,972,745
107,948	Oracle Corp.	7,574,711
65,410	Roper Technologies, Inc.	26,382,469
67,388	Signature Bank	15,236,427
74,769	Thermo Fisher Scientific, Inc.	34,123,076
126,639	Visa, Inc., Class A	26,813,276
66,160	Watts Water Technologies, Inc., Series A	7,860,470

		502,825,801

	Total Common Stocks (Identified Cost $788,657,807)	922,959,922

Principal Amount
Short-Term Investments – 1.3%
$12,215,125	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $12,215,125 on 4/01/2021 collateralized by $11,635,300 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $12,459,499 including accrued interest(b) (Identified Cost $12,215,125)	12,215,125

	Total Investments – 98.0% (Identified Cost $800,872,932)	935,175,047
	Other assets less liabilities – 2.0%	18,834,190

	Net Assets – 100.0%	$954,009,237

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$380,442,796	39.9%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $60,318,065 or 6.3% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$16,707,187	$—	$16,707,187
Denmark	—	108,207,311	—	108,207,311
France	—	41,400,145	—	41,400,145
Germany	—	48,756,995	—	48,756,995
Hong Kong	—	21,632,424	—	21,632,424
Japan	—	54,097,953	—	54,097,953
Netherlands	—	36,926,824	—	36,926,824
Switzerland	—	11,417,191	—	11,417,191
United Kingdom	10,250,368	41,296,766	—	51,547,134
All Other Common Stocks*	532,266,758	—	—	532,266,758

Total Common Stocks	542,517,126	380,442,796	—	922,959,922

Short-Term Investments	—	12,215,125	—	12,215,125

Total	$542,517,126	$392,657,921	$—	$935,175,047

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2021 (Unaudited)

IT Services	9.2%
Software	8.7
Insurance	7.9
Chemicals	7.8
Electrical Equipment	7.5
Health Care Equipment & Supplies	6.5
Pharmaceuticals	5.8
Semiconductors & Semiconductor Equipment	5.7
Electric Utilities	5.6
Internet & Direct Marketing Retail	4.1
Life Sciences Tools & Services	3.6
Auto Components	3.3
Banks	3.3
Industrial Conglomerates	2.8
Interactive Media & Services	2.5
Personal Products	2.3
Other Investments, less than 2% each	10.1
Short-Term Investments	1.3

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

Currency Exposure Summary at March 31, 2021 (Unaudited)

United States Dollar	57.1%
Euro	16.1
Danish Krone	11.3
Japanese Yen	5.7
British Pound	4.3
Hong Kong Dollar	2.3
Swiss Franc	1.2

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%